PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 17,725,852	$ 23,584,607
Less: Accumulated depreciation	(13,071,978)	(17,925,416)
Property, Plant and Equipment, Net	4,653,874	5,659,191
Depreciation	2,828,428	2,319,480	$ 2,202,865
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	12,110,198	17,305,410
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	968,474	1,288,057
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	807,339	860,109
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	2,724,033	2,885,943
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	453,001	541,704
Office Building [Member]
Property, Plant and Equipment [Line Items]
Total	$ 662,807	$ 703,384